CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Unrealized gains (losses) on derivative instruments, net of income tax benefit of $__, $0, and $0	$ 0
Unrealized gains (losses) on derivative instruments, net of income tax benefit of $__, $0, and $0		$ 0	$ 0
Reclassification of losses on settled derivative instruments, net of income tax expense of $__, $0 and $0	$ 0
Reclassification of losses on settled derivative instruments, net of income tax expense of $__, $0 and $0		$ 0	$ 0